Expected credit loss measurement - ECL selection of key macro-economic variables (Detail) - Baseline ECL scenario	3 Months Ended
Jun. 30, 2021
2020 | Real GDP growth (annual percentage change) | United States
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(3.60%)
2020 | Real GDP growth (annual percentage change) | Eurozone
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(7.40%)
2020 | Real GDP growth (annual percentage change) | Switzerland
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(4.50%)
2020 | Unemployment rate (%, annual average) | United States
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	8.10%
2020 | Unemployment rate (%, annual average) | Eurozone
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	8.50%
2020 | Unemployment rate (%, annual average) | Switzerland
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.20%
2020 | Real estate (annual percentage change, Q4) | United States
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.40%
2020 | Real estate (annual percentage change, Q4) | Eurozone
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.30%)
2020 | Real estate (annual percentage change, Q4) | Switzerland
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.00%
2021 | Real GDP growth (annual percentage change) | United States
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.90%
2021 | Real GDP growth (annual percentage change) | Eurozone
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.30%
2021 | Real GDP growth (annual percentage change) | Switzerland
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.30%
2021 | Unemployment rate (%, annual average) | United States
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.40%
2021 | Unemployment rate (%, annual average) | Eurozone
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	8.60%
2021 | Unemployment rate (%, annual average) | Switzerland
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.30%
2021 | Real estate (annual percentage change, Q4) | United States
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.50%
2021 | Real estate (annual percentage change, Q4) | Eurozone
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.90%
2021 | Real estate (annual percentage change, Q4) | Switzerland
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.00%
2022 | Real GDP growth (annual percentage change) | United States
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.90%
2022 | Real GDP growth (annual percentage change) | Eurozone
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.30%
2022 | Real GDP growth (annual percentage change) | Switzerland
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.00%
2022 | Unemployment rate (%, annual average) | United States
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.40%
2022 | Unemployment rate (%, annual average) | Eurozone
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	8.10%
2022 | Unemployment rate (%, annual average) | Switzerland
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.10%
2022 | Real estate (annual percentage change, Q4) | United States
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.90%
2022 | Real estate (annual percentage change, Q4) | Eurozone
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.00%
2022 | Real estate (annual percentage change, Q4) | Switzerland
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.00%